Contingent consideration	12 Months Ended
Jun. 30, 2024
Statement [line items]
Contingent consideration
Note 19. Contingent consideration

	2024 A$’000	2023 A$’000

Current Liabilities

Contingent consideration - Paxalisib	—	750
Contingent consideration - EVT801	3,253	—

	3,253	750

Non-current Liabilities
Contingent consideration - paxalisib	1,266	654
Contingent consideration - EVT801	2,486	5,467

	3,752	6,121

	7,005	6,871

Reconciliations
Reconciliation of the balance at the beginning and end of the reporting period is set out below:

	Consolidated
	2024	2023
	$	$

Contingent consideration at start of period (current and non-current)	6,871	8,968
Payment of EVT801 milestone	—	—
Interest accretion	339	594
Effect of exchange rates on contingent consideration	(86)	697
Gain on remeasurement of contingent consideration	(119)	(3,388)

	7,005	6,871

Contingent consideration - paxalisib
During the 2017 financial year, the Consolidated Entity acquired the rights to develop and commercialize paxalisib, as part of a business combination.

The acquisition contained four development contingent milestone payments, the first two milestone payment settlements being Kazia shares, and the third and fourth development milestone payment settlements either cash or Kazia shares at the discretion of Kazia. Milestones 1 and 4 have now been paid out, and Milestone 3 has lapsed. Milestone 2 comprises shares to the value of $1,250,000.
Each milestone payment is probability weighted for valuation purposes. Milestone 2 is contingent on the completion of a Phase II clinical trial of the molecule where such trial demonstrates a statistically significant improvement in progression-free survival or other approval endpoint indicated by the US Food and Drug Administration and was classified as a current liability as at 30 June 2023. Based on data received during June 2024, the Directors do not believe that this milestone payment will ultimately be due and payable and as such the probability weighting assigned in the current year has been reduced to nil (2023:60%).
Milestone 5 is a revenue based milestone contingent on net sales, which the Directors expect to ultimately be achieved and has an assigned probability of 100% (2023:57%). Milestone 5 is discounted to present value, using a discount rate of

9
%
(2023: 20%) per annum. The discount rate was considered at 30 June 2024 and revised to reflect an incremental borrowing rate at the date of acquisition revised to reflect recent market changes as the milestone payments are already probability weighted for valuation purposes.
Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance and are not considered as part of the consideration in relation to the Genentech agreement.
Contingent consideration - EVT801
The acquisition of EVT801 has been accounted for at cost, with milestones where the payment is considered probable being recognised
as a current or
non-current
liability at period end,
based on
the estimated payment date. The key assumptions applied on initial recognition are
reassessed in the
current periods
based on the revised timing of when milestone payments are expected to be paid. Milestone 3 is expected to be paid in 2H2024, milestones 4 & 5 are expected to be paid Q12025 and Q12027. Milestone 3 payment has a probability of 100% (2023: 100%), Milestone 4 payment has a probability of 80% (2023: 80%), and Milestone 5 payment has a probability of 63% (2023: 63%) of occurring. Milestones are discounted to present value, using a discount rate of 9% per annum (2023: 7% per annum). The discount rate utilised is
based on the incremental borrowing rate at the time of acquisition and
i
s updated to reflect recent market
changes
. Milestones where the payment is not considered probable at year end have not been accounted for as a liability. The total amount of milestone payments not recognised
at year end
totals
€300,500,000 (A$496,287,928) (2023: €300,500,000 (
A
$492,703,722)).